UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€) € in Thousands	Total	SHARE CAPITAL	PREMIUMS RELATED TO SHARE CAPITAL	TRANSLATION RESERVE	RETAINED EARNINGS	NET LOSS FOR THE YEAR
Number of shares issued at beginning of period (in shares) at Dec. 31, 2024	63,347,837
Reconciliation of number of shares outstanding [abstract]
Issue of free shares (in shares)	70,912
Number of shares issued at end of period (in shares) at Mar. 31, 2025	63,418,749
Equity at beginning of period at Dec. 31, 2024	€ 40,584	€ 633	€ 478,905	€ (75)	€ (262,637)	€ (176,242)
Changes in equity [abstract]
Net loss for the period	(52,370)					(52,370)
Other comprehensive income (loss)	250			211	40
Total comprehensive income (loss) for the period	(52,119)			211	40	(52,370)
Appropriation of prior period net loss	0				(176,242)	176,242
Exercises of share warrants and other share warrants	250		250
Issue of free shares	0	1	(1)
Shares based compensation expense	4,692				4,692
Equity at end of period at Mar. 31, 2025	€ (6,591)	634	479,155	136	(434,147)	(52,370)
Number of shares issued at beginning of period (in shares) at Dec. 31, 2025	78,536,412
Reconciliation of number of shares outstanding [abstract]
Exercises of share warrants (in shares)	2,540
Issue of free shares (in shares)	752,236
Number of shares issued at end of period (in shares) at Mar. 31, 2026	79,291,188
Equity at beginning of period at Dec. 31, 2025	€ 455,205	785	1,190,593	2,309	(402,380)	(336,102)
Changes in equity [abstract]
Net loss for the period	(48,468)					(48,468)
Other comprehensive income (loss)	(252)			(280)	29
Total comprehensive income (loss) for the period	(48,720)			(280)	29	(48,468)
Appropriation of prior period net loss	0				(336,102)	336,102
Issue of share warrants	475		475
Exercises of share warrants and other share warrants	23		23
Issue of free shares	0	8	(8)
Shares based compensation expense	22,610				22,610
Equity at end of period at Mar. 31, 2026	€ 429,594	€ 793	€ 1,191,083	€ 2,029	€ (715,843)	€ (48,468)